Fair Value Measurements - Schedule of Recurring Fair Value Measurements (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 24, 2025
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	$ 218,979,433	$ 200,119,181
Liability
Over-allotment liability		188,800
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	218,979,433	200,119,181
Fair Value, Inputs, Level 3 [Member]
Liability
Over-allotment liability		188,800	$ 212,700
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Liability
Over-allotment liability		$ 188,800